Costs and expenses by nature: (Tables)	12 Months Ended
Dec. 31, 2025
Costs and expenses by nature:
Schedule of general and administrative expense

	Year ended December 31,
	2023		2024		2025
Short term benefits	Ps.	1,626,289	Ps.	1,812,680	Ps.	2,039,994
Electric power		499,753		549,420		590,483
Maintenance and conservation		815,810		829,458		951,629
Professional fees		305,625		328,089		532,133
Insurance and bonds		277,754		310,732		316,370
Surveillance services		427,811		553,403		635,185
Cleaning services		303,168		381,224		443,791
Technical assistance (Note 16.4)		715,462		400,838		400,912
Right of use of assets under concession (DUAC) (1)		1,496,142		2,557,670		2,704,657
Amortization and depreciation of intangible assets, furniture and equipment		2,069,157		2,322,984		3,260,813
Consumption of commercial items		552,298		542,872		550,132
Construction services (Note 3.1.3)		1,302,633		2,848,299		7,350,308
Employees’ statutory profit sharing		98,651		122,604		131,242
Termination benefits		5,434		5,882		10,948
Impairment of accounts receivable (Note 6.2)		34,276		3,435		30,818
Other		47,856		243,391		294,131
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	10,578,119	Ps.	13,812,981	Ps.	20,243,546
(1)

The amounts of Ps.820,230, Ps.1,728,174 and Ps.1,755,832, for fiscal years 2023, 2024 and 2025, respectively, are associated with the valuable consideration paid for the concessions in Mexico, equivalent to 9% for 2023 and 2024, and 9% as of January 1, 2025, of the gross profits of each concession. In turn, the amounts of Ps.495,478, Ps.629,900 and Ps.722,742, respectively, are associated with the valuable consideration for the Airplan concession, equivalent to 19% of gross profits, while the amounts of Ps.180,434, Ps.199,596 and Ps.226,083, respectively, are associated with the valuable consideration for the Aerostar concession, equivalent to 5% of the airport’s gross profits.